Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	12.20%	12.90%
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	29.20%	30.30%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.70%	10.30%